UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund:  BlackRock EuroFund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 4.5%
Anheuser-Busch InBev NV	89,812	$8,909,146
KBC Groep NV	132,045	6,496,847

		15,405,993
Finland — 2.3%
Kone Oyj, Class B	66,258	5,918,322
Wartsila Oyj	39,285	1,777,119

		7,695,441
France — 24.3%
AXA SA	186,462	4,327,564
BNP Paribas SA	50,468	3,413,882
Cap Gemini SA	97,463	5,796,017
European Aeronautic Defence and Space Co. NV	44,695	2,848,063
GDF Suez	384,883	9,647,393
L’Oreal SA	38,118	6,542,853
Lafarge SA	115,754	8,076,890
Legrand SA	112,003	6,215,816
Pernod-Ricard SA	50,361	6,253,610
PPR	16,647	3,730,617
Publicis Groupe SA	43,249	3,440,379
Sanofi	91,947	9,312,102
Societe Generale SA	167,175	8,328,525
Vinci SA	96,011	5,589,420

		83,523,131
Germany — 11.1%
Bayer AG, Registered Shares	41,358	4,877,383
Commerzbank AG (a)	223,202	2,570,565
Continental AG	32,373	5,488,051
Deutsche Post AG, Registered Shares	107,087	3,551,865
Deutsche Telekom AG, Registered Shares	422,781	6,123,275
Merck KGaA	35,207	5,495,197
SAP AG	61,237	4,528,783
Volkswagen AG, Preference Shares	23,607	5,566,084

		38,201,203
Ireland — 3.6%
Experian PLC	336,852	6,413,579
Ryanair Holdings PLC, — ADR	121,238	6,030,378

		12,443,957
Italy — 2.7%
Atlantia SpA	266,632	5,429,392
Luxottica Group SpA	73,699	3,905,449

		9,334,841
Luxembourg — 0.8%
AZ Electronic Materials SA	580,062	2,769,499
Common Stocks	Shares	Value
Netherlands — 8.4%
ASML Holding NV	70,671	$6,980,526
ING Groep NV CVA (a)	448,953	5,094,260
Randstad Holding NV	38,270	2,158,489
Reed Elsevier NV	375,628	7,553,472
Royal Dutch Shell PLC, Class B	198,765	6,857,951

		28,644,698
Portugal — 1.7%
Jeronimo Martins SGPS SA	286,085	5,870,859
Spain — 2.2%
Inditex SA	48,217	7,437,595
Sweden — 3.6%
Assa Abloy AB, Class B	99,556	4,574,798
Nordea Bank AB	378,952	4,572,846
SKF AB, Class B	119,952	3,338,846

		12,486,490
Switzerland — 15.2%
Adecco SA, Registered Shares (a)	53,352	3,805,918
Cie Financiere Richemont SA, Bearer A Shares	49,698	4,979,530
Glencore Xstrata PLC (a)	2,138,947	11,647,197
Novartis AG, Registered Shares	112,050	8,618,681
Roche Holding AG	43,587	11,762,971
UBS AG, Registered Shares (a)	314,129	6,438,208
Zurich Insurance Group AG (a)	19,481	5,021,983

		52,274,488

United Kingdom — 19.1%
Barclays PLC	1,977,693	8,452,014
BG Group PLC	549,312	10,486,181
British Land Co. PLC	348,054	3,251,423
Imperial Tobacco Group PLC	170,035	6,285,776
Johnson Matthey PLC	123,358	5,605,495
Land Securities Group PLC	238,236	3,541,203
Lloyds Banking Group PLC (a)	4,168,750	4,963,522
Rio Tinto PLC	99,505	4,857,139
Rolls-Royce Holdings PLC (a)	155,666	2,800,722
Vodafone Group PLC	4,416,396	15,500,767

		65,744,242
Total Common Stocks — 99.5%		341,832,437

BLACKROCK EUROFUND	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Rights	Shares		Value
United Kingdom — 0.2%
Barclays PLC (Expires 10/02/13)		494,423	$646,340
Total Long-Term Investments (Cost — $285,519,263) — 99.7%			342,478,777

Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.02% (b)(c)		70,431	70,431
Time Deposits	Par (000)
Europe — 0.0%
Bank of America N.A., 0.02%, 10/01/13	EUR	32	43,499
Time Deposits	Par (000)		Value
United Kingdom — 0.2%
Citibank N.A., 0.11%, 10/01/13	GBP	462	$747,469
Total Time Deposits — 0.2%			790,968
Total Short-Term Securities (Cost — $861,399) — 0.2%			861,399
Total Investments (Cost — $286,380,662*) — 99.9%			343,340,176
Other Assets Less Liabilities — 0.1%			264,345

Net Assets — 100.0%			$343,604,521

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$288,392,976

Gross unrealized appreciation	$57,672,183
Gross unrealized depreciation	(2,724,983)

Net unrealized appreciation	$54,947,200

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	196,705	(126,274)	70,431	$307

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

2	BLACKROCK EUROFUND	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock EuroFund

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 223,590	USD	301,712	Citibank N.A.	10/01/13	$772
USD 304,382	GBP	188,098	UBS AG	10/01/13	(129)
EUR 94,995	USD	128,101	The Bank Of New York Mellon	10/02/13	413
Total					$1,056

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EUROFUND	SEPTEMBER 30, 2013	3

Schedule of Investments (concluded)	BlackRock EuroFund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$15,405,993	—	$15,405,993
Finland	—	7,695,441	—	7,695,441
France	—	83,523,131	—	83,523,131
Germany	—	38,201,203	—	38,201,203
Ireland	$6,030,378	6,413,579	—	12,443,957
Italy	—	9,334,841	—	9,334,841
Luxembourg	—	2,769,499	—	2,769,499
Netherlands	—	28,644,698	—	28,644,698
Portugal	—	5,870,859	—	5,870,859
Spain	—	7,437,595	—	7,437,595
Sweden	—	12,486,490	—	12,486,490
Switzerland	—	52,274,488	—	52,274,488
United Kingdom	—	65,744,242	—	65,744,242
Rights	646,340	—	—	646,340
Short-Term Securities:
Money Market Funds	70,431	—	—	70,431
Time Deposits	—	790,968	—	790,968

Total	$6,747,149	$336,593,027	—	$343,340,176

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,185	—	—	$1,185
Liabilities:
Foreign currency exchange contracts	(129)	—	—	(129)

Total	$1,056	—	—	$1,056

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$27	—	—	$27
Liabilities:
Bank overdraft	—	$(86,943)	—	(86,943)

Total	$27	$(86,943)	—	$(86,916)

There were no transfers between levels during the period ended September 30, 2013.

4	BLACKROCK EUROFUND	SEPTEMBER 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EuroFund

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EuroFund

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock EuroFund

Date: November 25, 2013